Other Expense, Income and Non-Operating Other Income, Net - Schedule of Other Income and Non-Operating Other Income, Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other expense:
Realized and unrealized losses on contractual obligations associated with carbon credits	$ 2,759	$ 2,799	$ 1,233
Losses on sales and disposals of property and equipment	11	1,327	728
Dismantle and demolition expense		559	2,578
Miscellaneous penalties	130	10	818
Miscellaneous expense	493	14	257
Total other expense	3,393	4,709	5,614
Other income:
Realized and unrealized gains on carbon credits	3,663	3,089	1,233
Settlements of litigation and potential litigation	311		545
Miscellaneous income	1,206	576	312
Total other income	5,180	3,665	2,090
Other expense (income), net	(1,787)	1,044	3,524
Non-operating other expense (income), net:
Interest income	(391)	(301)	(42)
Miscellaneous income			(1)
Loss on embedded derivative and other expense	520	20	66
Total non-operating other expense (income), net	$ 129	$ (281)	$ 23